Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Unrealized gain on available-for-sale investments, tax	$ 0	$ 0	$ 0
Release of unrealized loss on available-for-sale investments, tax	0
Common Stock [Member]
Special cash dividend	$ 1
Accumulated Other Comprehensive Income (loss) [Member]
Unrealized gain on available-for-sale investments, tax	0	0	0
Release of unrealized loss on available-for-sale investments, tax	0
Total Global-Tech Shareholders' Equity [Member]
Unrealized gain on available-for-sale investments, tax	0	0	0
Release of unrealized loss on available-for-sale investments, tax	$ 0